Income Taxes (Details) - Schedule of Income Tax (Benefit) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021 [1]
Schedule of Income Tax (Benefit) [Abstract]
Tax benefit at statutory tax rate					$ (1,021,920)	$ (232,214)
State benefit, net of federal benefit					(291,977)	(66,347)
Other permanent differences					(13,535)	5,144
Valuation allowance					1,308,517	300,310
Other					(11,179)	(6,893)
Conversion of subsidiary from C-Corp to LLC						74,330
Benefit for income taxes				$ (30,094)	$ (30,094)	$ 74,330

[1]	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.